SUBORDINATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Subordinated liabilities [abstract]
Schedule of Subordinated Liabilities

	Group
	2024	2023
	£m	£m
£325m Sterling preference shares	343	343
Undated subordinated liabilities	205	205
Dated subordinated liabilities	1,837	1,838
	2,385	2,386

Disclosure of Undated Subordinated Liabilities Explanatory

	Group
		2024	2023
	First call date	£m	£m
10.0625% Exchangeable capital securities	n/a	205	205
		205	205

Disclosure of Dated Subordinated Liabilities Explanatory

	Group
		2024	2023
	Maturity	£m	£m
4.75% Subordinated notes	2025	332	326
7.95% Subordinated notes	2029	189	193
6.50% Subordinated notes	2030	1	1
5.875% Subordinated notes	2031	7	7
5.625% Subordinated notes	2045	226	222
7.869% Subordinated notes	2033	314	321
8.296% Subordinated notes	2033	768	768
		1,837	1,838